Loans commitments and financial guarantees contracts (Details 4) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016
Beginning Balance		$ 5,776		$ 5,424
Net effect of changes in reserve for expected credit loss		799		1,008
Instruments that have been derecognized during the year		(971)		(2,957)
Changes due to instruments recognized as of December 31		(172)		(1,902)
New instruments originated or purchased		1,241		2,254
End Balance		6,845		5,776
Financial instruments not credit-impaired one [Member]
Beginning Balance		1,143	[1]	2,914
Net effect of changes in reserve for expected credit loss		(54)	[1]	(748)
Instruments that have been derecognized during the year		(971)	[1]	(2,631)
Changes due to instruments recognized as of December 31		(1,026)	[1]	(4,025)
New instruments originated or purchased		1,241	[1]	2,254
End Balance	[1]	1,358		1,143
Financial instruments not credit-impaired Two [Member]
Beginning Balance		4,633	[2]	2,510
Net effect of changes in reserve for expected credit loss		853	[2]	1,756
Instruments that have been derecognized during the year		0	[2]	(326)
Changes due to instruments recognized as of December 31		854	[2]	2,123
New instruments originated or purchased		0	[2]	0
End Balance	[2]	5,487		4,633
Financial instruments credit-impaired [member]
Beginning Balance		0	[3]	0
Net effect of changes in reserve for expected credit loss		0	[3]	0
Instruments that have been derecognized during the year		0	[3]	0
Changes due to instruments recognized as of December 31		0	[3]	0
New instruments originated or purchased		0	[3]	0
End Balance	[3]	0		0
Transfer to lifetime expected credit losses [member]
Increase (decrease) through transfers, exposure to credit risk on loan commitments and financial guarantee contracts		0		47
Transfer to lifetime expected credit losses [member] | Financial instruments not credit-impaired one [Member]
Increase (decrease) through transfers, exposure to credit risk on loan commitments and financial guarantee contracts		(1)	[1]	(646)
Transfer to lifetime expected credit losses [member] | Financial instruments not credit-impaired Two [Member]
Increase (decrease) through transfers, exposure to credit risk on loan commitments and financial guarantee contracts		1	[2]	693
Transfer to lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Increase (decrease) through transfers, exposure to credit risk on loan commitments and financial guarantee contracts		0	[3]	0
Transfer to credit-impaired instruments [member]
Increase (decrease) through transfers, exposure to credit risk on loan commitments and financial guarantee contracts		0		0
Transfer to credit-impaired instruments [member] | Financial instruments not credit-impaired one [Member]
Increase (decrease) through transfers, exposure to credit risk on loan commitments and financial guarantee contracts		0	[1]	0
Transfer to credit-impaired instruments [member] | Financial instruments not credit-impaired Two [Member]
Increase (decrease) through transfers, exposure to credit risk on loan commitments and financial guarantee contracts		0	[2]	0
Transfer to credit-impaired instruments [member] | Financial instruments credit-impaired [member]
Increase (decrease) through transfers, exposure to credit risk on loan commitments and financial guarantee contracts		0	[3]	0
Transfer to 12-month expected credit losses [member]
Increase (decrease) through transfers, exposure to credit risk on loan commitments and financial guarantee contracts		0		0
Transfer to 12-month expected credit losses [member] | Financial instruments not credit-impaired one [Member]
Increase (decrease) through transfers, exposure to credit risk on loan commitments and financial guarantee contracts		0	[1]	0
Transfer to 12-month expected credit losses [member] | Financial instruments not credit-impaired Two [Member]
Increase (decrease) through transfers, exposure to credit risk on loan commitments and financial guarantee contracts		0	[2]	0
Transfer to 12-month expected credit losses [member] | Financial instruments credit-impaired [member]
Increase (decrease) through transfers, exposure to credit risk on loan commitments and financial guarantee contracts		$ 0	[3]	$ 0

[1]	12-month expected credit losses.
[2]	Lifetime expected credit losses.
[3]	Credit-impaired financial assets (lifetime expected credit losses).